Statement of cash flows - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement of cash flows
Cash receipts from customers	R 194,712	R 196,798	R 203,613
Cash paid to suppliers and employees	(149,598)	(154,414)	(152,215)
Cash generated by operating activities	45,114	42,384	51,398
Dividends received from equity accounted investments	37	208	1,506
Finance income received	837	792	682
Finance costs paid	(6,173)	(7,154)	(6,222)
Tax paid	(5,280)	(5,659)	(3,946)
Cash available from operating activities	34,535	30,571	43,418
Dividends paid	(46)	(31)	(9,952)
Dividends paid to non-controlling shareholders in subsidiaries	(446)	(810)	(1,523)
Cash retained from operating activities	34,043	29,730	31,943
Additions to non-current assets	(18,214)	(41,935)	(56,734)
additions to property, plant and equipment	(15,945)	(35,145)	(55,781)
additions to other intangible assets	(3)	(19)	(19)
decrease in capital project related payables	(2,266)	(6,771)	(934)
Cash movements in equity accounted investments		(284)	66
Proceeds on disposals and scrappings	43,214	4,285	567
Additions to assets held for sale	(427)
Acquisition of interest in equity accounted investments		(512)
Purchase of investments	(124)	(121)	(222)
Proceeds from sale of investments	168	483	142
Decrease/(increase) in long-term receivables	476	(466)	(231)
Cash received from/(used in) investing activities	25,093	(38,550)	(56,412)
Proceeds from long-term debt	26,057	36,487	93,884
Repayment of long-term debt	(61,454)	(28,335)	(69,655)
Payment of lease liabilities	(2,180)	(2,061)	(345)
Repayment of debt held for sale	(980)
Proceeds from short-term debt	9	19,998	977
Repayment of short-term debt	(19,717)	(977)	(1,730)
Cash (used in)/generated by financing activities	(58,265)	25,112	23,131
Translation effects on cash and cash equivalents	(2,916)	3,607	162
(Decrease)/increase in cash and cash equivalents	(2,045)	19,899	(1,176)
Cash and cash equivalents at the beginning of year	34,094	15,819	17,039
Reclassification to disposal groups held for sale and other long-term investments	(1,061)	(1,624)	(44)
Cash and cash equivalents at the end of the year	R 30,988	R 34,094	R 15,819